Abby Incorporated

60 Auburn Bay Avenue

Calgary, Alberta T3M 0K7

June 10, 2011

United States Securities and Exchange Commission

Division of Corporate Finance

100 F Street

Washington DC

20549

Attention: Douglas Brown

Re: File No. 333-170918

Dear Sir,

We enclose our response to your comment letter of May 17, 2011

1. We reissue prior comment 1 from our letter dated April 22, 2011. We note that in many instances, you claim to have provided responsive disclosure in the filing, but we could not find such disclosure. Provide complete responses and, where disclosure has changed, indicate precisely where in the marked version of the amendment you file we will find your responsive changes, including page numbers for the changes. Similarly, to the extent comments on one section apply to similar disclosure elsewhere, please make corresponding revisions to all affected disclosure. Further, please provide updated disclosure with each amendment. This will minimize the need for us to repeat similar comments.

We have noted this comment and have taken steps to insure that all disclosure has been amended in particular sections as required(pages 4,8,9,25,28) and throughout the document where similar disclosure is required.

2. We note your response to our prior comment 2 from our letter dated April 22, 2011 and reissue the comment. Please include in this Form S-1 all of your responses to our prior comment 2 to our letters dated March 14, 2011 and April 22, 2011, and our prior comment 3 from our letter dated December 29, 2010 regarding your analysis as to why you are not a blank check company .

We have noted this comment and have addressed the issues present in previous comments with the following disclosure below.

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The experience of your sole officer and director in executing your business plan of exploring for gas. In this regard we note that your sole officer and director has had no previous experience in gas exploration or operating a gas exploration company.

Even though Mr. Thompson does not have the experience or has had no previous experience in the exploration of natural gas, on January 6, 2011 we added Brian Wilkinson to our Board of Directors who is a Professional engineer and has extensive experience in the exploration of natural gas. Unfortunately, on May 1st, 2011, Mr. Wilkinson was forced to resign his position from the Board of Directors due to a potential conflict of interest, as he has accepted a permanent position with a large Oil and Gas company.

On May 10, 2011, Mr. Randel Croteau was appointed to our Board of Directors who also has extensive experience in the Oil and Gas Industry.

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How your sole officer and director became involved with the Westrose property and whether your sole officer and director has visited the Westrose property, or expects to visit the property in the near future.

      We abandoned the Phetchban project and replaced it with the Westrose gas project. Both projects were supplied by Brian Wilkinson through Mitchell Vestco. Mr. Wilkinson expressed  interest in continuing to work with Abby Inc. after the abandonment of the Phecthuban project in   Thailand. (Abby Inc. abandoned the Phetchuban gas concession project in Thailand after it became  apparent that the political situation in Thailand was very unstable and deemed it would prove difficult  to work or access the area safely.)Mr. Wilkinson provided the Westrose property in exchange for the  Phetchuban project, in order to retain  the three million shares received from the Phetchuban project.     To date Mr. Thompson has not visited the Westrose property. However, Mr. Thompson will be visiting  the West rose property once exploration activities commence.

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The amount of resources currently on hand, and after this 0ffering.

     As at February 28, 2011 we had a cash balance of $ 18,277 we will receive no proceeds from the offering once concluded.

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The amount of resources you expect to spend in the next 12 months to further your business plan.

     We plan on spending $108,042 during the next year on exploration of the Westrose property.

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Substantive steps taken in furtherance of a business plan. In this regard, we note that you recently had interests in a property in Thailand but have since abandoned exploration plans with respect to that property without taking any apparent steps in furtherance of your business plan. The specific timelines for completing the plan, and the specific circumstances that would cause you to delay.

       We have provided estimated timelines for our exploration activities on pages 32 and 33. Currently we can only give an estimate as the time lines are contingent upon the availability of an exploration crew and the raising of additional funds.  Additionally, inclement weather would also cause delays as spring rain can make the ground impassable.

3. We note your response to our prior comment 3 from our letter dated April 22, 2011 and reissue the comment in part. We note that your Purchase Agreement provides for the transfer of title of the Westrose property after the completion of phase two of your exploration plan. Please provide disclosure in your filing as to the reason for the arrangement between you and Mr. Wilkinson to delay in transferring the title from Mr. Wilkinson to you until after the completion of your phase two.

We have noted this comment and there are two specific reasons for the delay in the transfer of title. Being a Colorado corporation we cannot hold Canadian natural resource properties in our name until such time as we incorporate a Canadian wholly owned subsidiary. Additionally, in having several conversations with Mr. Wilkinson subsequent to the original signing of the agreement it was mutually decided to amend the agreement to include the completion of Phase Two of our exploration program in order to show a financial commitment on the part of Abby, Inc. To date, we have advanced $18,000 for exploration work to be performed on the Westrose Property, which completes the costs of Phase One and a portion of Phase Two, leaving a balance of $10,182 to be paid on or before October 31, 2011 and are currently seeking additional funding to fulfill our obligations on the Westrose Property in order to transfer title.

4. We note your response to our prior comment 5 from our letter dated April 22, 2011 and reissue the comment in part. We note that, with your amendment number 3, you increased the number of shares to be registered by 3,500,000 shares. Please confirm that the proper registration fee was paid, given that the amount listed in the filing as the fee paid did not change to correspond with the increase in the number of shares being offered by the selling shareholders.

Abby Inc. paid $12.19 as a fee on the further 3,500,000 shares registered, reflected on the cover page,

in addition to the $19.25 paid initially on 9,000,000 shares registered.

5. Please refer to prior comment 16 from our letter dated April 22, 2011. We note several other places in the filing where numbers are provided without an appropriate context or currency symbol, as necessary. For example, see your statement on page 30 that “In

February of 2011 we placed three private placements for a total of 35,000….” Please revise to include dollar signs or other appropriate disclosure to explain your numbers.

The disclosure has been updated throughout.

6. Please reconcile the following statements:

• Page 4: “We do not have funds to complete phase 1 and a portion of phase 2 of our anticipated exploration program.” (emphasis added)

• Page 30: “We have enough funds to complete our phase one exploration program which we plan to commence in the spring of 2011…”

In addition, with respect to the sentence on page 30, please revise to provide an update as to whether you have commenced phase one.

We have updated the disclosure on page 4 and 31.

To date, we have advanced $18,000 for exploration work to be performed on the Westrose Property, which completes the costs of Phase One and a portion of Phase Two, leaving a balance of $10,182 to be paid on or before October 31, 2011

7. Please expand the table that summarizes the four phases of your anticipated exploration program to include disclosure regarding the estimated budget for each phase, to the extent estimable.

We believe the tables are as accurate as possible.

Selling Shareholders, page 12

8. We note your response to our prior comment 8 from our letter dated April 22, 2011.

Please revise your “Family Relationships” disclosure to address the family relationships between Kenneth, Sheryl and Calissa Larsen.

The disclosure has been updated on page 14.

Directors, Executive Officers, Promoters and Control Persons, page 18

9. We note your response to our prior comment 10 from our letter dated April 22, 2011.

Please revise your disclosure to identify all the junior oil companies Mr. Wilkinson is assisting in year-end reserves audits and assisting in the management of oil and gas assets, including his relationship with Dong Energy.

To our knowledge, Mr. Wilkinson is only working with Dong Energy in addition to Abby Inc.

10. We note your response to our prior comment 11 from our letter dated April 22, 2011.  Please revise your disclosure to include disclosure required pursuant to Item 401(f) of Regulation S-K regarding involvement of your directors or executive officers in certain legal proceedings enumerated in Item 401(f).

Mr. Wilkinson was forced to resign his position from the Board of Directors (resigned as of May 1st. 2011) due to a potential conflict of interest, as he has accepted a permanent position with Dong Energy. To our knowledge there is no legal proceedings against our sole officer and either of our  directors.

Management Discussion and Analysis, page 29

11. We note your response to our prior comments 15 and 16 from our letter dated April 22,

2011 and your disclosure that $18,000 was paid to the American Dev. Corp. as a deposit to start phase one and phase two work. Please clarify your relationship with American

Dev. Corp., the agreement that was made between the companies, the specific work that will be accomplished by American Dev. Corp., the amount of additional money that will need to be paid to American Dev. Corp. in order to complete phases one and two, and whether any directors or executive officers have a preexisting relationship with American

Dev. Corp.

American development Corp is responsible for lining up exploration activities in conjunction to our phase 1 and 2 exploration program. There is no pre-existing relationship with American development Corp and the issuer or its officer and directors.  Funds of  USD $10,182.00 will need to be spent on exploration by October 31, of 2011, which may or may not be spent through American Development Corp.

We trust that our responses are adequate and look forward to any further comments that you might have.

Sincerely,

Abby, Inc.

/s/Don Thompson

 president